UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: February 28, 2007

Date of reporting period: November 30, 2006

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2006

Security	Principal	Value

CORPORATE BONDS & NOTES—98.27%

AEROSPACE & DEFENSE—2.00%
United Technologies Corp.
4.38%, 05/01/10	$28,750,000	$28,190,032
4.88%, 05/01/15	26,250,000	25,788,050

		53,978,082
AUTO MANUFACTURERS—0.98%
DaimlerChrysler N.A. Holding Corp.
5.88%, 03/15/11	26,250,000	26,562,436

		26,562,436
BANKS—11.76%
Bank of America Corp.
5.38%, 08/15/11	26,250,000	26,648,041
5.63%, 10/14/16	25,000,000	25,756,288
Capital One Financial Corp.
5.70%, 09/15/11	26,250,000	26,811,675
6.15%, 09/01/16	26,250,000	27,403,669
Fifth Third Bancorp
4.20%, 02/23/10	26,250,000	25,646,292
HSBC Holdings PLC
6.50%, 05/02/36	26,250,000	28,981,519
US Bancorp
4.50%, 07/29/10	26,250,000	25,869,225
Wachovia Corp.
5.30%, 10/15/11	25,000,000	25,326,875
5.63%, 10/15/16	25,000,000	25,490,899
Wells Fargo & Co.
4.88%, 01/12/11	26,250,000	26,146,992
Wells Fargo Bank N.A.
5.75%, 05/16/16	25,000,000	25,938,137
5.95%, 08/26/36	26,250,000	27,836,427

		317,856,039
BEVERAGES—1.97%
Diageo Capital PLC
5.88%, 09/30/36	26,250,000	26,620,466
Diageo Finance BV
5.50%, 04/01/13	26,250,000	26,619,687

		53,240,153
BUILDING MATERIALS—1.97%
CRH America Inc.
5.63%, 09/30/11	26,250,000	26,568,588
6.00%, 09/30/16	26,250,000	26,738,906

		53,307,494
CHEMICALS—0.94%
E.I. du Pont de Nemours and Co.
4.13%, 04/30/10	26,250,000	25,551,301

		25,551,301
DIVERSIFIED FINANCIAL SERVICES—31.45%
American Express Co.
5.50%, 09/12/16	26,250,000	26,753,766
American Express Credit Corp.
5.00%, 12/02/10	26,250,000	26,302,851

Bear Stearns Companies Inc. (The)
4.55%, 06/23/10	26,250,000	25,834,794
Caterpillar Financial Services Corp.
5.05%, 12/01/10	26,250,000	26,271,656
CIT Group Inc.
5.40%, 01/30/16	26,250,000	26,140,242
5.60%, 04/27/11	25,000,000	25,414,980
Citigroup Inc.
5.00%, 09/15/14	27,500,000	27,128,475
5.13%, 02/14/11	26,250,000	26,381,445
6.13%, 08/25/36	26,250,000	28,017,677
Credit Suisse First Boston USA Inc.
4.88%, 08/15/10	26,250,000	26,148,806
4.88%, 01/15/15	26,250,000	25,722,042
General Electric Capital Corp.
5.00%, 11/15/11	26,250,000	26,264,217
5.00%, 01/08/16	28,750,000	28,476,020
General Electric Co.
5.00%, 02/01/13	25,000,000	24,918,235
Goldman Sachs Group Inc.
5.75%, 10/01/16	26,250,000	26,985,136
6.45%, 05/01/36	26,250,000	28,297,938
Goldman Sachs Group LP
4.50%, 06/15/10	26,250,000	25,857,929
HSBC Finance Corp.
5.25%, 01/14/11	26,250,000	26,455,112
5.50%, 01/19/16	26,250,000	26,668,031
International Lease Finance Corp.
5.45%, 03/24/11	27,500,000	27,839,487
JP Morgan Chase & Co.
5.15%, 10/01/15	26,250,000	26,015,063
5.60%, 06/01/11	26,250,000	26,838,232
JP Morgan Chase Capital XVIII
6.95%, 08/17/36	26,250,000	29,008,607
Lehman Brothers Holdings Inc.
5.75%, 07/18/11	25,000,000	25,704,774
5.75%, 01/03/17	25,000,000	25,574,284
Merrill Lynch & Co. Inc.
4.25%, 02/08/10	26,250,000	25,676,061
6.05%, 05/16/16	26,250,000	27,544,256
Morgan Stanley
5.63%, 01/09/12	26,250,000	26,819,362
5.75%, 10/18/16	26,250,000	27,082,650
Residential Capital Corp.
6.38%, 06/30/10	26,250,000	26,781,277
SLM Corp.
4.50%, 07/26/10	26,250,000	25,797,251
Toyota Motor Credit Corp.
5.45%, 05/18/11	25,000,000	25,575,405

		850,296,061
ELECTRIC—2.01%
FPL Group Capital Inc.
5.63%, 09/01/11	26,250,000	26,790,623
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	26,250,000	27,463,931

		54,254,554
HEALTH CARE-SERVICES—1.88%
UnitedHealth Group Inc.
5.25%, 03/15/11	26,250,000	26,366,607
5.80%, 03/15/36	24,000,000	24,449,958

		50,816,565
INSURANCE—2.91%
American International Group Inc.
5.05%, 10/01/15	26,250,000	25,953,407
Berkshire Hathaway Finance Corp.
4.13%, 01/15/10	26,250,000	25,637,604
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	27,500,000	27,174,394

		78,765,405

MACHINERY—2.04%
Caterpillar Inc.
5.70%, 08/15/16	26,250,000	27,051,806
6.05%, 08/15/36	26,250,000	28,098,673

		55,150,479
MEDIA—7.93%
Comcast Corp.
5.45%, 11/15/10	26,250,000	26,491,456
5.90%, 03/15/16	27,500,000	27,991,159
6.45%, 03/15/37	26,250,000	27,106,193
Cox Communications Inc.
4.63%, 01/15/10	26,250,000	25,818,645
News America Inc.
6.40%, 12/15/35	26,250,000	26,900,212
Viacom Inc.
5.75%, 04/30/11	26,250,000	26,469,987
6.25%, 04/30/16	26,250,000	26,731,874
6.88%, 04/30/36	26,250,000	26,985,827

		214,495,353
MINING—1.00%
Vale Overseas Ltd.
6.88%, 11/21/36	26,250,000	26,967,182

		26,967,182
OIL & GAS—3.96%
Anadarko Petroleum Corp.
5.95%, 09/15/16	26,250,000	26,911,235
6.45%, 09/15/36	26,250,000	27,711,600
ConocoPhillips Australia Funding Co.
5.50%, 04/15/13	25,000,000	25,511,515
Shell International Finance BV
5.63%, 06/27/11	26,250,000	27,019,794

		107,154,144
PHARMACEUTICALS—4.92%
Abbott Laboratories
5.60%, 05/15/11	26,250,000	26,861,494
5.88%, 05/15/16	25,000,000	26,214,000
Bristol-Myers Squibb Co.
5.88%, 11/15/36	26,250,000	26,903,625
Wyeth
5.50%, 02/15/16	26,250,000	26,564,737
6.00%, 02/15/36	25,000,000	26,381,215

		132,925,071
PIPELINES—0.95%
Kinder Morgan Finance Co. ULC
5.35%, 01/05/11	26,250,000	25,772,123

		25,772,123
REAL ESTATE INVESTMENT TRUSTS—1.00%
iStar Financial Inc.
5.15%, 03/01/12	27,500,000	26,967,462

		26,967,462
RETAIL—3.86%
Home Depot Inc.
5.20%, 03/01/11	26,250,000	26,369,662
5.40%, 03/01/16	27,500,000	27,510,037
Wal-Mart Stores Inc.
4.13%, 07/01/10	25,000,000	24,360,749
5.25%, 09/01/35	27,500,000	26,155,947

		104,396,395

SAVINGS & LOANS—0.99%
Washington Mutual Inc.
4.20%, 01/15/10	27,500,000	26,836,338

		26,836,338
SOFTWARE—1.01%
Oracle Corp.
5.00%, 01/15/11	27,500,000	27,441,589

		27,441,589
TELECOMMUNICATIONS—9.92%
AT&T Inc.
5.30%, 11/15/10	26,250,000	26,442,650
6.80%, 05/15/36	25,000,000	27,352,238
BellSouth Corp.
4.75%, 11/15/12	26,250,000	25,576,294
Cisco Systems Inc.
5.25%, 02/22/11	26,250,000	26,522,898
5.50%, 02/22/16	26,250,000	26,766,863
Embarq Corp.
6.74%, 06/01/13	26,250,000	27,237,131
8.00%, 06/01/36	26,250,000	28,363,519
Verizon Communications Inc.
5.35%, 02/15/11	26,250,000	26,499,638
5.55%, 02/15/16	26,250,000	26,457,900
Verizon Global Funding Corp.
5.85%, 09/15/35	27,500,000	27,036,956

		268,256,087
TEXTILES—1.79%
Mohawk Industries Inc.
5.75%, 01/15/11	16,500,000	16,528,687
6.13%, 01/15/16	31,750,000	31,999,736

		48,528,423
UTILITIES—1.03%
TXU Energy Co.
7.00%, 03/15/13	26,250,000	27,827,472

		27,827,472

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,619,159,218)		2,657,346,208

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.48%

MONEY MARKET FUNDS—0.48%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
5.25%(a)(b)	12,953,985	12,953,985

		12,953,985

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,953,985)		12,953,985

TOTAL INVESTMENTS IN SECURITIES —98.75%
(Cost: $2,632,113,203)		2,670,300,193
Other Assets, Less Liabilities —1.25%		33,692,693

NET ASSETS —100.00%		$2,703,992,886

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

November 30, 2006

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.79%

U.S. Treasury Notes
2.63%, 05/15/08(a)	$272,440,000	$264,629,153
2.63%, 03/15/09(a)	244,640,000	234,639,124
3.00%, 02/15/08(a)	451,055,000	441,772,293
3.13%, 09/15/08(a)	158,460,000	154,403,427
3.13%, 10/15/08(a)	145,950,000	142,110,060
3.25%, 08/15/08(a)	105,640,000	103,276,833
3.25%, 01/15/09(a)	247,420,000	240,982,139
3.38%, 12/15/08(a)	152,900,000	149,377,183
3.38%, 09/15/09	62,550,000	60,721,035
3.38%, 10/15/09(a)	47,260,000	45,846,455
3.50%, 08/15/09(a)	75,060,000	73,161,733
3.63%, 07/15/09(a)	126,490,000	123,780,587
3.75%, 05/15/08(a)	653,300,000	644,702,559
4.00%, 06/15/09	191,820,000	189,518,166
4.13%, 08/15/08(a)	348,890,000	346,043,051
4.38%, 01/31/08	170,275,000	169,430,433
4.38%, 11/15/08(a)	118,150,000	117,649,039
4.50%, 02/15/09(a)	218,230,000	217,950,670
4.63%, 02/29/08(a)	132,050,000	131,803,072
4.63%, 03/31/08	135,525,000	135,297,319
4.63%, 09/30/08(a)	69,500,000	69,473,589
4.63%, 11/15/09	208,500,000	209,183,886
4.75%, 11/15/08(a)	243,945,000	244,628,044
4.88%, 04/30/08(a)	104,250,000	104,453,288
4.88%, 05/31/08(a)	83,400,000	83,616,848
4.88%, 10/31/08(a)	79,925,000	80,275,873
4.88%, 05/15/09(a)	243,250,000	245,171,677
4.88%, 08/15/09(a)	389,200,000	392,624,979
5.13%, 06/30/08(a)	104,250,000	104,941,188

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $5,518,879,223)		5,521,463,703

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—46.17%

CERTIFICATES OF DEPOSIT(b)—0.84%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	13,222,826	13,222,826
Societe Generale
5.33%, 12/08/06	18,889,751	18,889,751
Wells Fargo Bank N.A.
4.78%, 12/05/06	15,111,801	15,111,801

		47,224,378

COMMERCIAL PAPER(b)—8.29%
Amstel Funding Corp.
5.22%-5.27%, 12/20/06-04/17/07(c)	22,688,669	22,304,478
ASAP Funding Ltd.
5.30%, 12/11/06(c)	18,889,751	18,861,941
Aspen Funding Corp.
5.26%, 02/21/07(c)	12,278,338	12,131,230
Beta Finance Inc.
5.27%, 01/25/07(c)	3,777,950	3,747,561
Bryant Park Funding LLC
5.28%, 12/14/06(c)	5,963,495	5,952,124
CAFCO LLC
5.26%, 01/30/07(c)	9,444,876	9,362,076
Cantabric Finance LLC
5.26%, 01/25/07(c)	7,555,901	7,495,180
Charta LLC
5.27%, 12/14/06(c)	2,833,463	2,828,076
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(c)	22,289,907	21,912,386
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(c)	1,888,975	1,877,638
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(c)	21,763,827	21,595,204
Eureka Securitization
5.26%, 02/09/07(c)	23,612,189	23,370,689
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(c)	17,189,674	17,013,281
Galleon Capital Corp.
5.27%, 12/18/06(c)	2,641,165	2,634,592
General Electric Capital Services Inc.
5.22%, 12/11/06(c)	1,888,975	1,886,236
Grampian Funding LLC
5.23%, 04/23/07(c)	8,500,388	8,323,795
HBOS Treasury Services PLC
5.27%, 12/15/06(c)	3,777,950	3,770,215
KKR Atlantic Funding Trust
5.32%, 01/03/07(c)	14,167,314	14,098,224
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(c)	62,165,416	61,611,749
Lockhart Funding LLC
5.28%, 02/09/07(c)	18,889,751	18,695,817
Monument Gardens Funding LLC
5.32%, 12/05/06(c)	18,889,751	18,878,585
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	24,556,677	24,197,715
Nestle Capital Corp.
5.19%, 08/09/07(c)	11,333,851	10,923,726
Norddeutsche Landesbank
5.27%, 02/15/07	17,945,264	17,745,802
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(c)	10,064,460	9,991,558
Sedna Finance Inc.
5.22%, 04/17/07(c)	10,767,158	10,553,269
Societe Generale
5.18%, 05/16/07(c)	47,224,379	46,096,398
Sydney Capital Corp.
5.27%, 12/08/06(c)	450,521	450,059
Thornburg Mortgage Capital Resources
5.28%-5.30%, 12/28/06-01/17/07(c)	34,001,553	33,838,833
Three Pillars Funding Corp.
5.26%, 02/14/07(c)	11,038,982	10,918,013

		463,066,450

MEDIUM-TERM NOTES(b)—1.39%
Bank of America N.A.
5.28%, 04/20/07	4,722,438	4,722,438
Cullinan Finance Corp.
5.71%, 06/28/07(c)	14,167,314	14,167,314
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(c)	3,394,118	3,394,118
K2 USA LLC
5.39%, 06/04/07(c)	14,167,314	14,167,314
Marshall & Ilsley Bank
5.18%, 12/15/06	18,889,751	18,892,245
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(c)	22,101,009	22,101,009

		77,444,438
MONEY MARKET FUNDS—0.78%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
5.25%(d)(e)	43,435,964	43,435,964

		43,435,964
REPURCHASE AGREEMENTS(b)—9.73%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 12/1/06, maturity value $37,785,128 (collateralized by non-U.S. Government debt securities, value $38,917,833, 6.63% to 8.88%, 4/15/08 to 7/1/12).	$37,779,503	37,779,503
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.31%, due 12/1/06, maturity value $56,677,613 (collateralized by non-U.S. Government debt securities, value $57,810,103, 0.00% to 7.00%, 9/1/18 to 11/1/36).	56,669,254	56,669,254
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 12/1/06, maturity value $28,338,854 (collateralized by non-U.S. Government debt securities, value $31,172,052, 0.00% to 10.00%, 12/20/07 to 11/25/46).	28,334,627	28,334,627
BNP Securities Corp. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $1,889,256 (collateralized by non-U.S. Government debt securities, value $1,945,892, 4.62%, 5/17/07).	1,888,975	1,888,975
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $66,123,974 (collateralized by non-U.S. Government debt securities, value $69,428,657, 4.11% to 5.66%, 5/25/34 to 9/25/45).	66,114,130	66,114,130
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 12/1/06, maturity value $20,781,855 (collateralized by non-U.S. Government debt securities, value $23,179,027, 0.00% to 10.00%, 6/1/28 to 11/16/36).	20,778,727	20,778,727

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $11,335,570 (collateralized by non-U.S. Government debt securities, value $12,481,014, 0.00% to 10.00%, 6/1/28 to 11/16/36).	11,333,851	11,333,851
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 12/1/06, maturity value $37,785,117 (collateralized by non-U.S. Government debt securities, value $39,673,519, 3.52% to 7.38%, 6/15/10 to 12/12/44).	37,779,503	37,779,503
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $18,892,563 (collateralized by non-U.S. Government debt securities, value $19,326,671, 0.00% to 10.00%, 12/6/06 to 1/1/10).	18,889,751	18,889,751
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $9,446,282 (collateralized by non-U.S. Government debt securities, value $9,918,380, 3.52% to 7.38%, 6/15/10 to 12/12/44).	9,444,876	9,444,876
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $11,335,570 (collateralized by non-U.S. Government debt securities, value $11,845,379, 0.00% to 10.00%, 12/6/06 to 1/1/10).	11,333,851	11,333,851
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $9,446,282 (collateralized by non-U.S. Government debt securities, value $9,919,136, 5.28% to 5.34%, 7/1/24 to 5/1/46).	9,444,876	9,444,876
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 12/1/06, maturity value $4,723,148 (collateralized by non-U.S. Government debt securities, value $4,959,961, 4.75% to 9.63%, 12/1/09 to 5/1/11).	4,722,438	4,722,438
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $37,785,128 (collateralized by non-U.S. Government debt securities, value $39,674,009, 0.00% to 9.45%, 1/18/11 to 12/20/54).	37,779,503	37,779,503
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $56,677,691 (collateralized by non-U.S. Government debt securities, value $59,808,284, 0.00% to 10.38%, 6/1/07 to 3/15/32).	56,669,254	56,669,254
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.39%, due 12/1/06, maturity value $28,338,869 (collateralized by non-U.S. Government debt securities, value $29,457,811, 0.00% to 10.38%, 6/1/07 to 3/15/32).	28,334,627	28,334,627
Morgan Stanley Repurchase Agreement, 5.36%, due 12/1/06, maturity value $18,892,563 (collateralized by non-U.S. Government debt securities, value $19,987,176, 5.40% to 6.45%, 4/22/21 to 9/11/41).	18,889,751	18,889,751

Morgan Stanley Repurchase Agreement, 5.46%, due 12/1/06, maturity value $25,505,032 (collateralized by non-U.S. Government debt securities, value $26,359,806, 0.00% to 10.00%, 12/1/06 to 11/30/36).	25,501,164	25,501,164
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $13,599,258 (collateralized by non-U.S. Government debt securities, value $13,934,999, 0.00% to 10.00%, 12/1/06 to 11/30/36).(f)	13,222,826	13,222,826
Wachovia Capital Repurchase Agreement, 5.38%, due 12/1/06, maturity value $49,120,694 (collateralized by non-U.S. Government debt securities, value $51,575,574, 3.86% to 8.17%, 11/15/09 to 6/10/46).	49,113,354	49,113,354

		544,024,841
TIME DEPOSITS(b)—0.86%
Deutsche Bank AG
5.38%, 12/01/06	10,276,497	10,276,497
Rabobank Nederland NV
5.31%, 12/01/06	37,779,503	37,779,503

		48,056,000
VARIABLE & FLOATING RATE NOTES(b)—24.28%
Allstate Life Global Funding II
5.33%-5.38%, 10/15/07-12/14/07(c)	43,635,326	43,640,728
Allstate Life Global Funding Trusts
5.30%, 11/02/07	4,722,438	4,722,438
American Express Bank
5.29%, 02/28/07	18,889,751	18,889,717
American Express Centurion Bank
5.41%, 07/19/07	20,778,727	20,793,947
American Express Credit Corp.
5.42%, 07/05/07	5,666,925	5,669,158
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(c)	2,969,563	2,969,563
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.32%, 11/19/07(c)	14,167,314	14,167,314
ASIF Global Financing
5.41%, 05/03/07(c)	1,888,975	1,889,413
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(c)	12,278,338	12,278,338
Bank of Ireland
5.30%-5.32%, 08/14/07-11/20/07(c)	27,390,140	27,390,976
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(c)	48,168,866	48,170,546
BMW US Capital LLC
5.32%, 12/14/07(c)	18,889,751	18,889,751
BNP Paribas
5.35%, 05/18/07(c)	34,946,040	34,946,040
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(c)	13,789,519	13,789,518
CC USA Inc.
5.37%, 07/30/07(c)	9,444,876	9,445,756
Commodore CDO Ltd.
5.47%, 06/12/07(c)	4,722,438	4,722,438

Credit Agricole SA
5.34%, 07/23/07	18,889,751	18,889,751
Credit Suisse First Boston NY
5.38%, 04/24/07	9,444,876	9,445,099
Cullinan Finance Corp.
5.36%, 04/25/07(c)	4,722,438	4,722,438
DEPFA Bank PLC
5.43%, 09/14/07	18,889,751	18,889,751
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(c)	21,723,214	21,724,102
Eli Lilly Services Inc.
5.31%, 12/31/07(c)	18,889,751	18,889,751
Fifth Third Bancorp
5.30%, 12/23/07(c)	37,779,503	37,779,503
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(c)	18,889,751	18,888,677
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-12/24/07(c)	19,834,239	19,837,542
Granite Master Issuer PLC
5.29%, 08/20/07(c)	66,114,130	66,114,130
Harrier Finance Funding LLC
5.33%-5.37%, 07/25/07-08/15/07(c)	15,111,801	15,113,410
Hartford Life Global Funding Trust
5.34%-5.41%, 07/13/07-10/15/07	28,334,627	28,337,759
HBOS Treasury Services PLC
5.46%, 11/24/07(c)	18,889,751	18,889,751
Holmes Financing PLC
5.29%, 07/16/07(c)	33,057,065	33,057,065
JP Morgan Chase & Co.
5.29%-5.39%, 07/27/07-08/02/07(f)	51,946,816	51,946,817
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(c)	14,167,314	14,166,881
Kestrel Funding LLC
5.30%, 07/11/07(c)	7,555,901	7,555,410
Kommunalkredit Austria AG
5.32%, 12/07/07(c)	11,333,851	11,333,851
Leafs LLC
5.32%, 01/22/07-02/20/07(c)	19,676,103	19,676,102
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(c)	20,778,727	20,777,791
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(c)	7,480,419	7,480,419
Marshall & Ilsley Bank
5.30%, 12/14/07	10,389,363	10,389,363
Master Funding LLC
5.35%, 04/25/07-05/25/07(c)	34,185,350	34,185,350
Metropolitan Life Global Funding I
5.33%, 08/06/07(c)	28,334,627	28,334,627
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(c)(f)	1,888,975	1,888,975
Monumental Global Funding II
5.38%, 12/27/06(c)	3,777,950	3,778,035
Mound Financing PLC
5.29%, 05/08/07(c)	17,756,366	17,756,366
Natexis Banques Populaires
5.33%-5.38%, 02/05/07-12/14/07(c)	68,003,105	68,002,483
National City Bank of Indiana
5.35%, 05/21/07	9,444,876	9,445,251
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(c)	62,336,180	62,346,959
Newcastle Ltd.
5.34%, 04/24/07(c)	6,658,637	6,657,860
Northern Rock PLC
5.36%, 08/03/07(c)	22,667,702	22,668,092

Northlake CDO I
5.46%, 09/06/07(c)	5,666,925	5,666,925
Pricoa Global Funding I
5.31%, 11/27/07	25,501,164	25,501,164
Principal Life Global Funding I
5.81%, 02/08/07	8,500,388	8,507,873
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(c)	27,390,140	27,389,732
Skandinaviska Enskilda Bank NY
5.32%, 12/18/07(c)	18,889,751	18,889,751
Strips III LLC
5.37%, 07/24/07(c)	4,212,195	4,212,195
SunTrust Bank
5.29%, 05/01/07	18,889,751	18,890,221
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(c)	46,090,993	46,088,196
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(c)	26,445,652	26,445,652
Wachovia Asset Securitization Inc.
5.31%, 12/25/06(c)	24,127,687	24,127,687
Wachovia Bank N.A.
5.36%, 05/22/07	37,779,503	37,779,503
Wal-Mart Stores Inc.
5.50%, 07/16/07(c)	14,167,314	14,173,254
Wells Fargo & Co.
5.33%, 11/15/07(c)	9,444,876	9,445,379
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(c)	14,167,314	14,167,304
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(c)	56,669,254	56,660,913
Wind Master Trust
5.31%, 07/25/07(c)	7,555,901	7,555,901

		1,356,846,652

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,580,098,723)		2,580,098,723

TOTAL INVESTMENTS IN SECURITIES —144.96%
(Cost: $8,098,977,946)		8,101,562,426
Other Assets, Less Liabilities —(44.96)%		(2,512,606,686)

NET ASSETS —100.00%		$5,588,955,740

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(c)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

November 30, 2006

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.50%

U.S. Treasury Bonds
4.25%, 08/15/14	$97,875,000	$87,081,541
7.25%, 05/15/16(a)	55,575,000	67,333,005
9.25%, 02/15/16	90,000,000	122,170,495
9.88%, 11/15/15(a)	18,000,000	25,128,540
11.25%, 02/15/15(a)	317,025,000	463,550,767
U.S. Treasury Notes
4.13%, 05/15/15(a)	327,150,000	319,802,204
4.25%, 11/15/14(a)	91,350,000	90,157,882
4.50%, 11/15/15(a)	29,700,000	29,797,417
4.50%, 02/15/16(a)	92,250,000	92,529,526
4.63%, 11/15/16	129,375,000	131,113,803
4.75%, 05/15/14(a)	137,925,000	140,585,575
4.88%, 08/15/16(a)	198,675,000	204,976,949
5.13%, 05/15/16(a)	74,250,000	77,994,421

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,838,079,522)		1,852,222,125

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—47.34%

CERTIFICATES OF DEPOSIT(b)—0.86%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	4,520,007	4,520,007
Societe Generale
5.33%, 12/08/06	6,457,153	6,457,153
Wells Fargo Bank N.A.
4.78%, 12/05/06	5,165,722	5,165,722

		16,142,882
COMMERCIAL PAPER(b)—8.42%
Amstel Funding Corp.
5.22%-5.27%, 12/20/06-04/17/07(c)	7,755,750	7,624,418
ASAP Funding Ltd.
5.30%, 12/11/06(c)	6,457,153	6,447,646
Aspen Funding Corp.
5.26%, 02/21/07(c)	4,197,149	4,146,863
Beta Finance Inc.
5.27%, 01/25/07(c)	1,291,431	1,281,043
Bryant Park Funding LLC
5.28%, 12/14/06(c)	2,038,523	2,034,636
CAFCO LLC
5.26%, 01/30/07(c)	3,228,576	3,200,272
Cantabric Finance LLC
5.26%, 01/25/07(c)	2,582,861	2,562,105

Charta LLC
5.27%, 12/14/06(c)	968,573	966,731
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(c)	7,619,440	7,490,390
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(c)	645,715	641,840
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(c)	7,439,608	7,381,967
Eureka Securitization
5.26%, 02/09/07(c)	8,071,441	7,988,888
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(c)	5,876,009	5,815,712
Galleon Capital Corp.
5.27%, 12/18/06(c)	902,839	900,592
General Electric Capital Services Inc.
5.22%, 12/11/06(c)	645,715	644,779
Grampian Funding LLC
5.23%, 04/23/07(c)	2,905,719	2,845,353
HBOS Treasury Services PLC
5.27%, 12/15/06(c)	1,291,431	1,288,786
KKR Atlantic Funding Trust
5.32%, 01/03/07(c)	4,842,864	4,819,247
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(c)	21,250,231	21,060,968
Lockhart Funding LLC
5.28%, 02/09/07(c)	6,457,153	6,390,859
Monument Gardens Funding LLC
5.32%, 12/05/06(c)	6,457,153	6,453,336
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	8,394,298	8,271,594
Nestle Capital Corp.
5.19%, 08/09/07(c)	3,874,292	3,734,097
Norddeutsche Landesbank
5.27%, 02/15/07	6,134,295	6,066,112
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(c)	3,440,371	3,415,451
Sedna Finance Inc.
5.22%, 04/17/07(c)	3,680,577	3,607,462
Societe Generale
5.18%, 05/16/07(c)	16,142,881	15,757,300
Sydney Capital Corp.
5.27%, 12/08/06(c)	154,003	153,845
Thornburg Mortgage Capital Resources
5.28%-5.30%, 12/28/06-01/17/07(c)	11,622,875	11,567,252
Three Pillars Funding Corp.
5.26%, 02/14/07(c)	3,773,495	3,732,144

		158,291,688
MEDIUM-TERM NOTES(b)—1.41%
Bank of America N.A.
5.28%, 04/20/07	1,614,288	1,614,288
Cullinan Finance Corp.
5.71%, 06/28/07(c)	4,842,864	4,842,864
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(c)	1,160,224	1,160,224
K2 USA LLC
5.39%, 06/04/07(c)	4,842,864	4,842,864
Marshall & Ilsley Bank
5.18%, 12/15/06	6,457,153	6,458,005
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(c)	7,554,868	7,554,868

		26,473,113

MONEY MARKET FUNDS—1.22%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
5.25%(d)(e)	22,991,622	22,991,622

		22,991,622
REPURCHASE AGREEMENTS(b)—9.89%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 12/1/06, maturity value $12,916,228 (collateralized by non-U.S. Government debt securities, value $13,303,424, 6.63% to 8.88%, 4/15/08 to 7/1/12).	$12,914,305	12,914,305
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.31%, due 12/1/06, maturity value $19,374,315 (collateralized by non-U.S. Government debt securities, value $19,761,438, 0.00% to 7.00%, 9/1/18 to 11/1/36).	19,371,458	19,371,458
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 12/1/06, maturity value $9,687,174 (collateralized by non-U.S. Government debt securities, value $10,655,656, 0.00% to 10.00%, 12/20/07 to 11/25/46).	9,685,729	9,685,729
BNP Securities Corp. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $645,811 (collateralized by non-U.S. Government debt securities, value $665,171, 4.62%, 5/17/07).	645,715	645,715
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $22,603,399 (collateralized by non-U.S. Government debt securities, value $23,733,051, 4.11% to 5.66%, 5/25/34 to 9/25/45).	22,600,034	22,600,034
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 12/1/06, maturity value $7,103,937 (collateralized by non-U.S. Government debt securities, value $7,923,371, 0.00% to 10.00%, 6/1/28 to 11/16/36).	7,102,868	7,102,868
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $3,874,880 (collateralized by non-U.S. Government debt securities, value $4,266,431, 0.00% to 10.00%, 6/1/28 to 11/16/36).	3,874,292	3,874,292
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 12/1/06, maturity value $12,916,224 (collateralized by non-U.S. Government debt securities, value $13,561,743, 3.52% to 7.38%, 6/15/10 to 12/12/44).	12,914,305	12,914,305
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $3,229,057 (collateralized by non-U.S. Government debt securities, value $3,390,436, 3.52% to 7.38%, 6/15/10 to 12/12/44).	3,228,576	3,228,576

Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $6,458,114 (collateralized by non-U.S. Government debt securities, value $6,606,506, 0.00% to 10.00%, 12/6/06 to 1/1/10).	6,457,153	6,457,153
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $3,874,880 (collateralized by non-U.S. Government debt securities, value $4,049,149, 0.00% to 10.00%, 12/6/06 to 1/1/10).	3,874,292	3,874,292
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $3,229,057 (collateralized by non-U.S. Government debt securities, value $3,390,694, 5.28% to 5.34%, 7/1/24 to 5/1/46).	3,228,576	3,228,576
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 12/1/06, maturity value $1,614,531 (collateralized by non-U.S. Government debt securities, value $1,695,481, 4.75% to 9.63%, 12/1/09 to 5/1/11).	1,614,288	1,614,288
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $12,916,228 (collateralized by non-U.S. Government debt securities, value $13,561,911, 0.00% to 9.45%, 1/18/11 to 12/20/54).	12,914,305	12,914,305
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $19,374,342 (collateralized by non-U.S. Government debt securities, value $20,444,484, 0.00% to 10.38%, 6/1/07 to 3/15/32).	19,371,458	19,371,458
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.39%, due 12/1/06, maturity value $9,687,179 (collateralized by non-U.S. Government debt securities, value $10,069,671, 0.00% to 10.38%, 6/1/07 to 3/15/32).	9,685,729	9,685,729
Morgan Stanley Repurchase Agreement, 5.36%, due 12/1/06, maturity value $6,458,114 (collateralized by non-U.S. Government debt securities, value $6,832,289, 5.40% to 6.45%, 4/22/21 to 9/11/41).	6,457,153	6,457,153
Morgan Stanley Repurchase Agreement, 5.46%, due 12/1/06, maturity value $8,718,478 (collateralized by non-U.S. Government debt securities, value $9,010,668, 0.00% to 10.00%, 12/1/06 to 11/30/36).	8,717,156	8,717,156
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $4,648,864 (collateralized by non-U.S. Government debt securities, value $4,763,451, 0.00% to 10.00%, 12/1/06 to 11/30/36).(f)	4,520,007	4,520,007
Wachovia Capital Repurchase Agreement, 5.38%, due 12/1/06, maturity value $16,791,106 (collateralized by non-U.S. Government debt securities, value $17,630,266, 3.86% to 8.17%, 11/15/09 to 6/10/46).	16,788,597	16,788,597

		185,965,996

TIME DEPOSITS(b)—0.87%
Deutsche Bank AG
5.38%, 12/01/06	3,512,852	3,512,852
Rabobank Nederland NV
5.31%, 12/01/06	12,914,305	12,914,305

		16,427,157
VARIABLE & FLOATING RATE NOTES(b)—24.67%
Allstate Life Global Funding II
5.33%-5.38%, 10/15/07-12/14/07(c)	14,916,022	14,917,869
Allstate Life Global Funding Trusts
5.30%, 11/02/07	1,614,288	1,614,288
American Express Bank
5.29%, 02/28/07	6,457,153	6,457,141
American Express Centurion Bank
5.41%, 07/19/07	7,102,868	7,108,071
American Express Credit Corp.
5.42%, 07/05/07	1,937,146	1,937,909
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(c)	1,015,096	1,015,096
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.32%, 11/19/07(c)	4,842,864	4,842,864
ASIF Global Financing
5.41%, 05/03/07(c)	645,715	645,865
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(c)	4,197,149	4,197,149
Bank of Ireland
5.30%-5.32%, 08/14/07-11/20/07(c)	9,362,871	9,363,157
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(c)	16,465,739	16,466,314
BMW US Capital LLC
5.32%, 12/14/07(c)	6,457,153	6,457,153
BNP Paribas
5.35%, 05/18/07(c)	11,945,732	11,945,732
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(c)	4,713,721	4,713,721
CC USA Inc.
5.37%, 07/30/07(c)	3,228,576	3,228,877
Commodore CDO Ltd.
5.47%, 06/12/07(c)	1,614,288	1,614,288
Credit Agricole SA
5.34%, 07/23/07	6,457,153	6,457,153
Credit Suisse First Boston NY
5.38%, 04/24/07	3,228,576	3,228,652
Cullinan Finance Corp.
5.36%, 04/25/07(c)	1,614,288	1,614,288
DEPFA Bank PLC
5.43%, 09/14/07	6,457,153	6,457,153
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(c)	7,425,725	7,426,029
Eli Lilly Services Inc.
5.31%, 12/31/07(c)	6,457,153	6,457,153
Fifth Third Bancorp
5.30%, 12/23/07(c)	12,914,305	12,914,305
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(c)	6,457,153	6,456,785
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-12/24/07(c)	6,780,010	6,781,140
Granite Master Issuer PLC
5.29%, 08/20/07(c)	22,600,034	22,600,034

Harrier Finance Funding LLC
5.33%-5.37%, 07/25/07-08/15/07(c)	5,165,722	5,166,271
Hartford Life Global Funding Trust
5.34%-5.41%, 07/13/07-10/15/07	9,685,729	9,686,800
HBOS Treasury Services PLC
5.46%, 11/24/07(c)	6,457,153	6,457,153
Holmes Financing PLC
5.29%, 07/16/07(c)	11,300,017	11,300,017
JP Morgan Chase & Co.
5.29%-5.39%, 07/27/07-08/02/07(f)	17,757,169	17,757,169
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(c)	4,842,864	4,842,716
Kestrel Funding LLC
5.30%, 07/11/07(c)	2,582,861	2,582,693
Kommunalkredit Austria AG
5.32%, 12/07/07(c)	3,874,292	3,874,292
Leafs LLC
5.32%, 01/22/07-02/20/07(c)	6,725,954	6,725,954
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(c)	7,102,868	7,102,547
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(c)	2,557,059	2,557,059
Marshall & Ilsley Bank
5.30%, 12/14/07	3,551,434	3,551,434
Master Funding LLC
5.35%, 04/25/07-05/25/07(c)	11,685,703	11,685,702
Metropolitan Life Global Funding I
5.33%, 08/06/07(c)	9,685,729	9,685,729
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(c)(f)	645,715	645,715
Monumental Global Funding II
5.38%, 12/27/06(c)	1,291,431	1,291,459
Mound Financing PLC
5.29%, 05/08/07(c)	6,069,723	6,069,723
Natexis Banques Populaires
5.33%-5.38%, 02/05/07-12/14/07(c)	23,245,749	23,245,536
National City Bank of Indiana
5.35%, 05/21/07	3,228,576	3,228,705
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(c)	21,308,603	21,312,289
Newcastle Ltd.
5.34%, 04/24/07(c)	2,276,146	2,275,881
Northern Rock PLC
5.36%, 08/03/07(c)	7,748,583	7,748,717
Northlake CDO I
5.46%, 09/06/07(c)	1,937,146	1,937,146
Pricoa Global Funding I
5.31%, 11/27/07	8,717,156	8,717,156
Principal Life Global Funding I
5.81%, 02/08/07	2,905,719	2,908,277
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(c)	9,362,871	9,362,732
Skandinaviska Enskilda Bank NY
5.32%, 12/18/07(c)	6,457,153	6,457,153
Strips III LLC
5.37%, 07/24/07(c)	1,439,870	1,439,870
SunTrust Bank
5.29%, 05/01/07	6,457,153	6,457,313
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(c)	15,755,452	15,754,495
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(c)	9,040,014	9,040,014
Wachovia Asset Securitization Inc.
5.31%, 12/25/06(c)	8,247,655	8,247,655

Wachovia Bank N.A.
5.36%, 05/22/07	12,914,305	12,914,305
Wal-Mart Stores Inc.
5.50%, 07/16/07(c)	4,842,864	4,844,895
Wells Fargo & Co.
5.33%, 11/15/07(c)	3,228,576	3,228,748
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(c)	4,842,864	4,842,861
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(c)	19,371,458	19,368,606
Wind Master Trust
5.31%, 07/25/07(c)	2,582,861	2,582,861

		463,815,834

TOTAL SHORT-TERM INVESTMENTS
(Cost: $890,108,292)		890,108,292

TOTAL INVESTMENTS IN SECURITIES —145.84%
(Cost: $2,728,187,814)		2,742,330,417
Other Assets, Less Liabilities —(45.84)%		(862,014,328)

NET ASSETS —100.00%		$1,880,316,089

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(c)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

November 30, 2006

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.55%
U.S. Treasury Bonds
4.50%, 02/15/36(a)	$224,841,000	$222,698,259
5.25%, 11/15/28(a)	67,795,000	73,437,576
5.25%, 02/15/29	124,713,000	135,125,287
5.38%, 02/15/31(a)	140,954,000	156,332,076
5.50%, 08/15/28(a)	97,744,000	109,016,813
6.13%, 11/15/27(a)	157,940,000	188,899,394
6.13%, 08/15/29(a)	91,635,000	110,617,187
6.25%, 05/15/30(a)	133,653,000	164,596,353
6.38%, 08/15/27(a)	76,735,000	94,115,479
6.63%, 02/15/27(a)	71,967,000	90,336,572

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,348,735,742)		1,345,174,996

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—41.19%

CERTIFICATES OF DEPOSIT(b)—0.75%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	2,850,988	2,850,988
Societe Generale
5.33%, 12/08/06	4,072,840	4,072,840
Wells Fargo Bank N.A.
4.78%, 12/05/06	3,258,272	3,258,272

		10,182,100
COMMERCIAL PAPER(b)—7.32%
Amstel Funding Corp.
5.22%-5.27%, 12/20/06-04/17/07(c)	4,891,929	4,809,090
ASAP Funding Ltd.
5.30%, 12/11/06(c)	4,072,840	4,066,844
Aspen Funding Corp.
5.26%, 02/21/07(c)	2,647,346	2,615,628
Beta Finance Inc.
5.27%, 01/25/07(c)	814,568	808,016
Bryant Park Funding LLC
5.28%, 12/14/06(c)	1,285,796	1,283,344
CAFCO LLC
5.26%, 01/30/07(c)	2,036,420	2,018,567
Cantabric Finance LLC
5.26%, 01/25/07(c)	1,629,136	1,616,044
Charta LLC
5.27%, 12/14/06(c)	610,926	609,764
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(c)	4,805,951	4,724,554

Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(c)	407,284	404,840
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(c)	4,692,523	4,656,166
Eureka Securitization
5.26%, 02/09/07(c)	5,091,050	5,038,980
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(c)	3,706,284	3,668,252
Galleon Capital Corp.
5.27%, 12/18/06(c)	569,464	568,047
General Electric Capital Services Inc.
5.22%, 12/11/06(c)	407,284	406,693
Grampian Funding LLC
5.23%, 04/23/07(c)	1,832,778	1,794,703
HBOS Treasury Services PLC
5.27%, 12/15/06(c)	814,568	812,900
KKR Atlantic Funding Trust
5.32%, 01/03/07(c)	3,054,630	3,039,734
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(c)	13,403,554	13,284,177
Lockhart Funding LLC
5.28%, 02/09/07(c)	4,072,840	4,031,026
Monument Gardens Funding LLC
5.32%, 12/05/06(c)	4,072,840	4,070,433
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	5,294,692	5,217,297
Nestle Capital Corp.
5.19%, 08/09/07(c)	2,443,704	2,355,277
Norddeutsche Landesbank
5.27%, 02/15/07	3,869,198	3,826,192
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(c)	2,170,009	2,154,291
Sedna Finance Inc.
5.22%, 04/17/07(c)	2,321,519	2,275,402
Societe Generale
5.18%, 05/16/07(c)	10,182,100	9,938,895
Sydney Capital Corp.
5.27%, 12/08/06(c)	97,137	97,038
Thornburg Mortgage Capital Resources
5.28%-5.30%, 12/28/06-01/17/07(c)	7,331,112	7,296,028
Three Pillars Funding Corp.
5.26%, 02/14/07(c)	2,380,127	2,354,045

		99,842,267
MEDIUM-TERM NOTES(b)—1.22%
Bank of America N.A.
5.28%, 04/20/07	1,018,210	1,018,210
Cullinan Finance Corp.
5.71%, 06/28/07(c)	3,054,630	3,054,630
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(c)	731,810	731,810
K2 USA LLC
5.39%, 06/04/07(c)	3,054,630	3,054,630
Marshall & Ilsley Bank
5.18%,12/15/06	4,072,840	4,073,378
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(c)	4,765,223	4,765,223

		16,697,881

MONEY MARKET FUNDS—1.11%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
5.25%(d)(e)	15,189,039	15,189,039

		15,189,039
REPURCHASE AGREEMENTS (b)—8.60%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 12/1/06, maturity value $8,146,893 (collateralized by non-U.S. Government debt securities, value $8,391,117, 6.63% to 8.88%, 4/15/08 to 7/1/12).	$8,145,680	8,145,680
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.31%, due 12/1/06, maturity value $12,220,322 (collateralized by non-U.S. Government debt securities, value $12,464,500, 0.00% to 7.00%, 9/1/18 to 11/1/36).	12,218,520	12,218,520
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 12/1/06, maturity value $6,110,171 (collateralized by non-U.S. Government debt securities, value $6,721,040, 0.00% to 10.00%, 12/20/07 to 11/25/46).	6,109,260	6,109,260
BNP Securities Corp. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $407,345 (collateralized by non-U.S. Government debt securities, value $419,556, 4.62%, 5/17/07).	407,284	407,284
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $14,257,063 (collateralized by non-U.S. Government debt securities, value $14,969,589, 4.11% to 5.66%, 5/25/34 to 9/25/45).	14,254,940	14,254,940
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 12/1/06, maturity value $4,480,799 (collateralized by non-U.S. Government debt securities, value $4,997,655, 0.00% to 10.00%, 6/1/28 to 11/16/36).	4,480,124	4,480,124
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $2,444,075 (collateralized by non-U.S. Government debt securities, value $2,691,045, 0.00% to 10.00%, 6/1/28 to 11/16/36).	2,443,704	2,443,704
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 12/1/06, maturity value $8,146,891 (collateralized by non-U.S. Government debt securities, value $8,554,051, 3.52% to 7.38%, 6/15/10 to 12/12/44).	8,145,680	8,145,680
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $2,036,723 (collateralized by non-U.S. Government debt securities, value $2,138,513, 3.52% to 7.38%, 6/15/10 to 12/12/44).	2,036,420	2,036,420
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $4,073,446 (collateralized by non-U.S. Government debt securities, value $4,167,045, 0.00% to 10.00%, 12/6/06 to 1/1/10).	4,072,840	4,072,840

Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $2,444,075 (collateralized by non-U.S. Government debt securities, value $2,553,995, 0.00% to 10.00%, 12/6/06 to 1/1/10).	2,443,704	2,443,704
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $2,036,723 (collateralized by non-U.S. Government debt securities, value $2,138,676, 5.28% to 5.34%, 7/1/24 to 5/1/46).	2,036,420	2,036,420
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 12/1/06, maturity value $1,018,363 (collateralized by non-U.S. Government debt securities, value $1,069,423, 4.75% to 9.63%, 12/1/09 to 5/1/11).	1,018,210	1,018,210
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $8,146,893 (collateralized by non-U.S. Government debt securities, value $8,554,157, 0.00% to 9.45%, 1/18/11 to 12/20/54).	8,145,680	8,145,680
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $12,220,339 (collateralized by non-U.S. Government debt securities, value $12,895,330, 0.00% to 10.38%, 6/1/07 to 3/15/32).	12,218,520	12,218,520
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.39%, due 12/1/06, maturity value $6,110,175 (collateralized by non-U.S. Government debt securities, value $6,351,431, 0.00% to 10.38%, 6/1/07 to 3/15/32).	6,109,260	6,109,260
Morgan Stanley Repurchase Agreement, 5.36%, due 12/1/06, maturity value $4,073,446 (collateralized by non-U.S. Government debt securities, value $4,309,457, 5.40% to 6.45%, 4/22/21 to 9/11/41).	4,072,840	4,072,840
Morgan Stanley Repurchase Agreement, 5.46%, due 12/1/06, maturity value $5,499,168 (collateralized by non-U.S. Government debt securities, value $5,683,467, 0.00% to 10.00%, 12/1/06 to 11/30/36).	5,498,334	5,498,334
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $2,932,151 (collateralized by non-U.S. Government debt securities, value $3,004,540, 0.00% to 10.00%, 12/1/06 to 11/30/36).(f)	2,850,988	2,850,988
Wachovia Capital Repurchase Agreement, 5.38%, due 12/1/06, maturity value $10,590,967 (collateralized by non-U.S. Government debt securities, value $11,120,266, 3.86% to 8.17%, 11/15/09 to 6/10/46).	10,589,384	10,589,384

		117,297,792

TIME DEPOSITS(b)—0.76%
Deutsche Bank AG
5.38%, 12/01/06	2,215,727	2,215,727
Rabobank Nederland NV
5.31%, 12/01/06	8,145,680	8,145,680

		10,361,407

VARIABLE & FLOATING RATE NOTES(b)—21.43%
Allstate Life Global Funding II
5.33%-5.38%, 10/15/07-12/14/07(c)	9,408,261	9,409,425
Allstate Life Global Funding Trusts
5.30%, 11/02/07	1,018,210	1,018,210
American Express Bank
5.29%, 02/28/07	4,072,840	4,072,833
American Express Centurion Bank
5.41%, 07/19/07	4,480,124	4,483,406
American Express Credit Corp.
5.42%, 07/05/07	1,221,852	1,222,333
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(c)	640,271	640,271
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.32%, 11/19/07(c)	3,054,630	3,054,630
ASIF Global Financing
5.41%, 05/03/07(c)	407,284	407,378
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(c)	2,647,346	2,647,346
Bank of Ireland
5.30%-5.32%, 08/14/07-11/20/07(c)	5,905,618	5,905,798
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(c)	10,385,742	10,386,105
BMW US Capital LLC
5.32%, 12/14/07(c)	4,072,840	4,072,840
BNP Paribas
5.35%, 05/18/07(c)	7,534,754	7,534,754
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(c)	2,973,173	2,973,173
CC USA Inc.
5.37%, 07/30/07(c)	2,036,420	2,036,610
Commodore CDO Ltd.
5.47%, 06/12/07(c)	1,018,210	1,018,210
Credit Agricole SA
5.34%, 07/23/07	4,072,840	4,072,840
Credit Suisse First Boston NY
5.38%, 04/24/07	2,036,420	2,036,468
Cullinan Finance Corp.
5.36%, 04/25/07(c)	1,018,210	1,018,210
DEPFA Bank PLC
5.43%, 09/14/07	4,072,840	4,072,840
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(c)	4,683,766	4,683,958
Eli Lilly Services Inc.
5.31%, 12/31/07(c)	4,072,840	4,072,840
Fifth Third Bancorp
5.30%, 12/23/07(c)	8,145,680	8,145,680
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(c)	4,072,840	4,072,609
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-12/24/07(c)	4,276,482	4,277,194
Granite Master Issuer PLC
5.29%, 08/20/07(c)	14,254,940	14,254,940
Harrier Finance Funding LLC
5.33%-5.37%, 07/25/07-08/15/07(c)	3,258,272	3,258,619
Hartford Life Global Funding Trust
5.34%-5.41%, 07/13/07-10/15/07	6,109,260	6,109,935
HBOS Treasury Services PLC
5.46%, 11/24/07(c)	4,072,840	4,072,840

Holmes Financing PLC
5.29%, 07/16/07(c)	7,127,470	7,127,470
JP Morgan Chase & Co.
5.29%-5.39%, 07/27/07-08/02/07(f)	11,200,310	11,200,310
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(c)	3,054,630	3,054,537
Kestrel Funding LLC
5.30%, 07/11/07(c)	1,629,136	1,629,030
Kommunalkredit Austria AG
5.32%, 12/07/07(c)	2,443,704	2,443,704
Leafs LLC
5.32%, 01/22/07-02/20/07(c)	4,242,386	4,242,386
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(c)	4,480,124	4,479,923
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(c)	1,612,861	1,612,861
Marshall & Ilsley Bank
5.30%, 12/14/07	2,240,062	2,240,062
Master Funding LLC
5.35%, 04/25/07-05/25/07(c)	7,370,741	7,370,741
Metropolitan Life Global Funding I
5.33%, 08/06/07(c)	6,109,260	6,109,260
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(c)(f)	407,284	407,284
Monumental Global Funding II
5.38%, 12/27/06(c)	814,568	814,586
Mound Financing PLC
5.29%, 05/08/07(c)	3,828,470	3,828,470
Natexis Banques Populaires
5.33%-5.38%, 02/05/07-12/14/07(c)	14,662,224	14,662,090
National City Bank of Indiana
5.35%, 05/21/07	2,036,420	2,036,501
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(c)	13,440,372	13,442,696
Newcastle Ltd.
5.34%, 04/24/07(c)	1,435,676	1,435,509
Northern Rock PLC
5.36%, 08/03/07(c)	4,887,408	4,887,492
Northlake CDO I
5.46%, 09/06/07(c)	1,221,852	1,221,852
Pricoa Global Funding I
5.31%, 11/27/07	5,498,334	5,498,334
Principal Life Global Funding I
5.81%, 02/08/07	1,832,778	1,834,392
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(c)	5,905,618	5,905,530
Skandinaviska Enskilda Bank NY
5.32%, 12/18/07(c)	4,072,840	4,072,840
Strips III LLC
5.37%, 07/24/07(c)	908,196	908,196
SunTrust Bank
5.29%, 05/01/07	4,072,840	4,072,941
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(c)	9,937,730	9,937,127
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(c)	5,701,976	5,701,976
Wachovia Asset Securitization Inc.
5.31%, 12/25/06(c)	5,202,197	5,202,197
Wachovia Bank N.A.
5.36%, 05/22/07	8,145,680	8,145,680
Wal-Mart Stores Inc.
5.50%, 07/16/07(c)	3,054,630	3,055,911

Wells Fargo & Co.
5.33%, 11/15/07(c)	2,036,420	2,036,529
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(c)	3,054,630	3,054,628
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(c)	12,218,520	12,216,722
Wind Master Trust
5.31%, 07/25/07(c)	1,629,136	1,629,136

		292,551,198

TOTAL SHORT-TERM INVESTMENTS
(Cost: $562,121,684)		562,121,684

TOTAL INVESTMENTS IN SECURITIES —139.74%
(Cost: $1,910,857,426)		1,907,296,680
Other Assets, Less Liabilities —(39.74)%		(542,364,209)

NET ASSETS —100.00%		$1,364,932,471

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(c)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN AGGREGATE BOND FUND

November 30, 2006

Security	Principal	Value

CORPORATE BONDS & NOTES—26.54%

AEROSPACE & DEFENSE—0.24%
United Technologies Corp.
4.38%, 05/01/10	$11,575,000	$11,334,480

		11,334,480
AUTO MANUFACTURERS—0.75%
DaimlerChrysler N.A. Holding Corp.
3.88%, 07/22/08	11,575,000	11,341,269
4.05%, 06/04/08	11,575,000	11,367,099
7.30%, 01/15/12	11,575,000	12,372,854

		35,081,222
BANKS—3.68%
Bank of America Corp.
4.50%, 08/01/10	23,150,000	22,800,502
4.88%, 01/15/13	11,575,000	11,465,137
Bank One Corp.
2.63%, 06/30/08	23,150,000	22,293,105
Capital One Financial Corp.
6.15%, 09/01/16	11,575,000	12,130,265
International Bank for Reconstruction & Development
4.13%, 08/12/09(a)	11,575,000	11,437,963
KFW
4.25%, 06/15/10	23,150,000	22,817,102
US Bank N.A.
4.95%, 10/30/14	11,575,000	11,428,431
Wachovia Corp.
3.50%, 08/15/08	11,575,000	11,275,394
5.25%, 08/01/14	23,150,000	23,139,401
Wells Fargo & Co.
4.88%, 01/12/11	11,575,000	11,536,701
5.00%, 11/15/14	11,575,000	11,435,719

		171,759,720
BEVERAGES—0.25%
Diageo Finance BV
5.30%, 10/28/15	11,575,000	11,528,851

		11,528,851
BIOTECHNOLOGY—0.24%
Amgen Inc.
4.00%, 11/18/09	11,575,000	11,279,925

		11,279,925
COMPUTERS—0.24%
International Business Machines Corp.
4.25%, 09/15/09(a)	11,575,000	11,370,179

		11,370,179
DIVERSIFIED FINANCIAL SERVICES—11.45%
American Express Co.
4.88%, 07/15/13	23,150,000	22,915,212
American General Finance Corp.
5.38%, 10/01/12	23,150,000	23,334,231
Ameriprise Financial Inc.
5.35%, 11/15/10	11,575,000	11,683,979
Bear Stearns Companies Inc. (The)
2.88%, 07/02/08	23,150,000	22,367,040
Boeing Capital Corp.
5.80%, 01/15/13	11,575,000	12,041,297

CIT Group Funding Company of Canada
4.65%, 07/01/10	23,150,000	22,773,133
Citigroup Inc.
6.00%, 02/21/12(a)	34,725,000	36,294,972
Countrywide Home Loans Inc.
3.25%, 05/21/08	11,575,000	11,266,781
Credit Suisse First Boston USA Inc.
7.13%, 07/15/32	11,575,000	14,034,590
General Electric Capital Corp.
3.50%, 05/01/08	11,575,000	11,332,217
5.88%, 02/15/12	23,150,000	24,041,135
6.75%, 03/15/32	11,575,000	13,681,368
Goldman Sachs Group Inc.
3.88%, 01/15/09	23,150,000	22,633,207
5.00%, 10/01/14	23,150,000	22,713,419
Household Finance Corp.
4.63%, 01/15/08	11,575,000	11,517,559
6.38%, 11/27/12	23,150,000	24,649,176
International Lease Finance Corp.
5.75%, 06/15/11	11,575,000	11,850,984
John Deere Capital Corp.
7.00%, 03/15/12	11,575,000	12,561,949
JP Morgan Chase & Co.
5.75%, 01/02/13	11,575,000	11,917,425
Lehman Brothers Holdings Inc.
4.00%, 01/22/08	11,575,000	11,437,364
5.50%, 04/04/16	23,150,000	23,475,464
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	23,150,000	22,716,572
5.00%, 01/15/15	11,575,000	11,410,391
Morgan Stanley
5.05%, 01/21/11	11,575,000	11,585,615
5.30%, 03/01/13	23,150,000	23,348,703
National Rural Utilities
7.25%, 03/01/12	11,575,000	12,692,795
Residential Capital Corp.
6.38%, 06/30/10	11,575,000	11,849,139
SLM Corp.
5.38%, 05/15/14	23,150,000	23,317,309
Sprint Capital Corp.
8.38%, 03/15/12	11,575,000	13,039,772
Unilever Capital Corp.
5.90%, 11/15/32	11,575,000	12,048,505
Verizon Global Funding Corp.
7.75%, 12/01/30	11,575,000	13,834,866

		534,366,169
ELECTRIC—1.03%
Dominion Resources Inc.
5.15%, 07/15/15	11,575,000	11,379,906
Duke Capital LLC
6.25%, 02/15/13	11,575,000	12,132,693
Pacific Gas & Electric Co.
6.05%, 03/01/34	11,575,000	12,083,217
Progress Energy Inc.
7.10%, 03/01/11	11,575,000	12,469,603

		48,065,419
FOOD—0.24%
Kraft Foods Inc.
4.00%, 10/01/08	11,575,000	11,345,377

		11,345,377
FOREST PRODUCTS & PAPER—0.27%
Weyerhaeuser Co.
7.38%, 03/15/32	11,575,000	12,358,512

		12,358,512
HEALTH CARE-SERVICES—0.24%
UnitedHealth Group Inc.
4.88%, 03/15/15	11,575,000	11,265,603

		11,265,603

INSURANCE—0.75%
Allstate Corp. (The)
5.55%, 05/09/35	11,575,000	11,478,065
Genworth Financial Inc.
5.75%, 06/15/14	11,575,000	12,036,249
Metlife Inc.
5.00%, 06/15/15	11,575,000	11,388,475

		34,902,789
MANUFACTURING—0.14%
Tyco International Group SA
6.38%, 10/15/11	6,019,000	6,339,728

		6,339,728
MEDIA—0.67%
News America Inc.
6.20%, 12/15/34	11,575,000	11,606,846
Time Warner Inc.
7.70%, 05/01/32	11,575,000	13,372,061
Viacom Inc.
6.25%, 04/30/16	6,019,000	6,101,408

		31,080,315
MINING—0.51%
Alcoa Inc.
6.00%, 01/15/12	11,575,000	12,010,411
Vale Overseas Ltd.
6.88%, 11/21/36	11,575,000	11,927,922

		23,938,333
MULTI-NATIONAL—0.49%
European Investment Bank
4.63%, 05/15/14	23,150,000	23,075,727

		23,075,727
OIL & GAS—0.76%
Anadarko Petroleum Corp.
5.95%, 09/15/16	11,575,000	11,897,060
ConocoPhillips
5.90%, 10/15/32	11,575,000	12,194,327
Enterprise Products Operating LP
5.60%, 10/15/14	11,575,000	11,518,823

		35,610,210
PHARMACEUTICALS—0.75%
AmerisourceBergen Corp.
5.88%, 09/15/15	11,575,000	11,510,254
Bristol-Myers Squibb Co.
5.88%, 11/15/36	11,575,000	11,815,561
Wyeth
5.50%, 02/01/14	11,575,000	11,761,573

		35,087,388
REAL ESTATE—0.25%
EOP Operating LP
4.75%, 03/15/14	11,575,000	11,429,706

		11,429,706
REAL ESTATE INVESTMENT TRUSTS—0.26%
Boston Properties LP
6.25%, 01/15/13	11,575,000	12,138,912

		12,138,912
RETAIL—0.49%
Home Depot Inc.
5.40%, 03/01/16	11,575,000	11,552,193
Wal-Mart Stores Inc.
4.55%, 05/01/13	11,575,000	11,281,639

		22,833,832
SAVINGS & LOANS—0.24%
Washington Mutual Inc.
4.00%, 01/15/09	11,575,000	11,327,194

		11,327,194

SOFTWARE—0.25%
Oracle Corp.
5.25%, 01/15/16	11,575,000	11,544,315

		11,544,315
TELECOMMUNICATIONS—1.54%
AT&T Wireless Services Inc.
7.88%, 03/01/11	23,150,000	25,533,780
BellSouth Corp.
6.00%, 11/15/34	11,575,000	11,498,585
Embarq Corp.
7.08%, 06/01/16	11,575,000	11,959,122
SBC Communications Inc.
5.88%, 02/01/12	11,575,000	11,920,847
Telecom Italia Capital SA
4.00%, 01/15/10	11,575,000	11,119,801

		72,032,135
TELEPHONE—0.29%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	11,575,000	13,338,451

		13,338,451
TRANSPORTATION—0.26%
CSX Corp.
6.00%, 10/01/36	11,575,000	11,901,851

		11,901,851
UTILITIES—0.26%
TXU Energy Co.
7.00%, 03/15/13	11,575,000	12,249,374

		12,249,374

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,232,194,787)		1,238,585,717

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(b)—2.10%
Italy (Republic of)
5.25%, 09/20/16	11,575,000	11,871,896
6.00%, 02/22/11	11,575,000	12,093,424
Ontario (Province of)
5.50%, 10/01/08	11,575,000	11,694,406
Quebec (Province of)
7.50%, 09/15/29	11,575,000	15,106,085
United Mexican States
4.63%, 10/08/08	11,575,000	11,441,887
5.63%, 01/15/17	11,575,000	11,661,928
6.38%, 01/16/13	23,150,000	24,328,104

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $97,078,901)		98,197,730

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS—0.25%

ILLINOIS—0.25%
Illinois State
5.10%, 06/01/33	11,575,000	11,405,311

		11,405,311

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $11,101,274)		11,405,311

Security	Principal	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS—69.82%

MORTGAGE-BACKED SECURITIES—34.76%
Federal Home Loan Mortgage Corp.
4.50%, 01/01/22(c)	60,653,000	58,994,520
5.00%, 01/01/22(c)	70,839,000	70,130,610
5.00%, 01/01/37(c)	96,304,000	94,137,160
5.50%, 01/01/22(c)	82,414,000	82,787,439
5.50%, 01/01/37(c)	199,553,000	198,835,856
6.00%, 01/01/37(c)	121,769,000	123,043,769
Federal National Mortgage Association
4.50%, 01/01/22(c)	60,653,000	59,070,336
5.00%, 01/01/22(c)	77,784,000	77,054,775
5.50%, 01/01/22(c)	49,078,000	49,338,727
5.50%, 01/01/37(c)	257,428,000	256,382,199
6.00%, 01/01/37(c)	225,944,000	228,238,744
6.50%, 01/01/37(c)	157,420,000	160,568,400
Government National Mortgage Association
5.00%, 01/01/37(c)	67,135,000	66,044,056
5.50%, 01/01/37(c)	60,653,000	60,738,293
6.00%, 01/01/37(c)	36,114,000	36,678,281

		1,622,043,165
U.S. GOVERNMENT AGENCY OBLIGATIONS—11.16%
Federal Home Loan Mortgage Corp.
2.75%, 03/15/08(a)	168,069,000	163,588,012
4.50%, 01/15/13(a)	94,915,000	93,830,473
6.25%, 07/15/32(a)	31,021,000	36,983,277
Federal National Mortgage Association
4.63%, 01/15/08(a)	115,750,000	115,280,032
5.00%, 04/15/15(a)	30,095,000	30,657,755
7.25%, 01/15/10(a)	75,006,000	80,428,454

		520,768,003
U.S. GOVERNMENT OBLIGATIONS—23.90%
U.S. Treasury Bonds
6.25%, 05/15/30(a)	33,799,000	41,624,147
7.50%, 11/15/16	30,558,000	37,864,722
7.63%, 02/15/25(a)	130,566,000	177,525,372
8.13%, 08/15/19(a)	97,230,000	130,043,181
U.S. Treasury Notes
3.50%, 02/15/10	108,342,000	105,189,243
4.63%, 03/31/08	60,190,000	60,088,881
4.75%, 11/15/08	83,340,000	83,573,351
4.75%, 05/15/14(a)	89,822,000	91,554,667
5.13%, 06/30/08(a)	145,382,000	146,345,897
6.00%, 08/15/09(a)	232,889,000	241,545,491

		1,115,354,952

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $3,242,734,686)		3,258,166,120

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—57.12%

CERTIFICATES OF DEPOSIT(d)—0.42%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	5,539,927	5,539,927
Societe Generale
5.33%, 12/08/06	7,914,182	7,914,182
Wells Fargo Bank N.A.
4.78%, 12/05/06	6,331,346	6,331,346

		19,785,455

COMMERCIAL PAPER(d)—4.16%
Amstel Funding Corp.
5.22%-5.27%, 12/20/06-04/17/07(e)	9,505,804	9,344,838
ASAP Funding Ltd.
5.30%, 12/11/06(e)	7,914,182	7,902,531
Aspen Funding Corp.
5.26%, 02/21/07(e)	5,144,219	5,082,585
Beta Finance Inc.
5.27%, 01/25/07(e)	1,582,836	1,570,105
Bryant Park Funding LLC
5.28%, 12/14/06(e)	2,498,507	2,493,744
CAFCO LLC
5.26%, 01/30/07(e)	3,957,091	3,922,401
Cantabric Finance LLC
5.26%, 01/25/07(e)	3,165,673	3,140,233
Charta LLC
5.27%, 12/14/06(e)	1,187,127	1,184,870
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(e)	9,338,735	9,180,566
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(e)	791,418	786,668
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(e)	9,118,325	9,047,678
Eureka Securitization
5.26%, 02/09/07(e)	9,892,728	9,791,547
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(e)	7,201,906	7,128,003
Galleon Capital Corp.
5.27%, 12/18/06(e)	1,106,561	1,103,807
General Electric Capital Services Inc.
5.22%, 12/11/06(e)	791,418	790,271
Grampian Funding LLC
5.23%, 04/23/07(e)	3,561,382	3,487,395
HBOS Treasury Services PLC
5.27%, 12/15/06(e)	1,582,836	1,579,596
KKR Atlantic Funding Trust
5.32%, 01/03/07(e)	5,935,637	5,906,691
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(e)	26,045,257	25,813,288
Lockhart Funding LLC
5.28%, 02/09/07(e)	7,914,182	7,832,930
Monument Gardens Funding LLC
5.32%, 12/05/06(e)	7,914,182	7,909,504
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	10,288,437	10,138,044
Nestle Capital Corp.
5.19%, 08/09/07(e)	4,748,509	4,576,681
Norddeutsche Landesbank
5.27%, 02/15/07	7,518,473	7,434,905
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(e)	4,216,676	4,186,133
Sedna Finance Inc.
5.22%, 04/17/07(e)	4,511,084	4,421,471
Societe Generale
5.18%, 05/16/07(e)	19,785,456	19,312,869
Sydney Capital Corp.
5.27%, 12/08/06(e)	188,753	188,560
Thornburg Mortgage Capital Resources
5.28%-5.30%, 12/28/06-01/17/07(e)	14,245,528	14,177,354
Three Pillars Funding Corp.
5.26%, 02/14/07(e)	4,624,969	4,574,287

		194,009,555
MEDIUM-TERM NOTES(d)—0.70%
Bank of America N.A.
5.28%, 04/20/07	1,978,546	1,978,546
Cullinan Finance Corp.
5.71%, 06/28/07(e)	5,935,637	5,935,637
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	1,422,024	1,422,024
K2 USA LLC
5.39%, 06/04/07(e)	5,935,637	5,935,637

Marshall & Ilsley Bank
5.18%, 12/15/06	7,914,182	7,915,227
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(e)	9,259,593	9,259,594

		32,446,665
MONEY MARKET FUNDS—34.34%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
5.25%(f)(g)	1,602,576,048	1,602,576,048

		1,602,576,048
REPURCHASE AGREEMENTS(d)—4.89%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 12/1/06, maturity value $15,830,722 (collateralized by non-U.S. Government debt securities, value $16,305,287, 6.63% to 8.88%, 4/15/08 to 7/1/12).	$15,828,365	15,828,365
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.31%, due 12/1/06, maturity value $23,746,049 (collateralized by non-U.S. Government debt securities, value $24,220,525, 0.00% to 7.00%, 9/1/18 to 11/1/36).	23,742,547	23,742,547
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 12/1/06, maturity value $11,873,044 (collateralized by non-U.S. Government debt securities, value $13,060,061, 0.00% to 10.00%, 12/20/07 to 11/25/46).	11,871,273	11,871,273
BNP Securities Corp. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $791,536 (collateralized by non-U.S. Government debt securities, value $815,264, 4.62%, 5/17/07).	791,418	791,418
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $27,703,762 (collateralized by non-U.S. Government debt securities, value $29,088,316, 4.11% to 5.66%, 5/25/34 to 9/25/45).	27,699,638	27,699,638
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 12/1/06, maturity value $8,706,912 (collateralized by non-U.S. Government debt securities, value $9,711,247, 0.00% to 10.00%, 6/1/28 to 11/16/36).	8,705,601	8,705,601
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $4,749,229 (collateralized by non-U.S. Government debt securities, value $5,229,133, 0.00% to 10.00%, 6/1/28 to 11/16/36).	4,748,509	4,748,509
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 12/1/06, maturity value $15,830,717 (collateralized by non-U.S. Government debt securities, value $16,621,895, 3.52% to 7.38%, 6/15/10 to 12/12/44).	15,828,365	15,828,365
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $3,957,680 (collateralized by non-U.S. Government debt securities, value $4,155,474, 3.52% to 7.38%, 6/15/10 to 12/12/44).	3,957,091	3,957,091
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $7,915,360 (collateralized by non-U.S. Government debt securities, value $8,097,237, 0.00% to 10.00%, 12/6/06 to 1/1/10).	7,914,182	7,914,182
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $4,749,229 (collateralized by non-U.S. Government debt securities, value $4,962,823, 0.00% to 10.00%, 12/6/06 to 1/1/10).	4,748,509	4,748,509
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $3,957,680 (collateralized by non-U.S. Government debt securities, value $4,155,790, 5.28% to 5.34%, 7/1/24 to 5/1/46).	3,957,091	3,957,091

JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 12/1/06, maturity value $1,978,843 (collateralized by non-U.S. Government debt securities, value $2,078,060, 4.75% to 9.63%, 12/1/09 to 5/1/11).	1,978,546	1,978,546
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $15,830,722 (collateralized by non-U.S. Government debt securities, value $16,622,100, 0.00% to 9.45%, 1/18/11 to 12/20/54).	15,828,365	15,828,365
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $23,746,082 (collateralized by non-U.S. Government debt securities, value $25,057,697, 0.00% to 10.38%, 6/1/07 to 3/15/32).	23,742,547	23,742,547
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.39%, due 12/1/06, maturity value $11,873,050 (collateralized by non-U.S. Government debt securities, value $12,341,851, 0.00% to 10.38%, 6/1/07 to 3/15/32).	11,871,273	11,871,273
Morgan Stanley Repurchase Agreement, 5.36%, due 12/1/06, maturity value $7,915,360 (collateralized by non-U.S. Government debt securities, value $8,373,967, 5.40% to 6.45%, 4/22/21 to 9/11/41).	7,914,182	7,914,182
Morgan Stanley Repurchase Agreement, 5.46%, due 12/1/06, maturity value $10,685,766 (collateralized by non-U.S. Government debt securities, value $11,043,888, 0.00% to 10.00%, 12/1/06 to 11/30/36).	10,684,146	10,684,146
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $5,697,640 (collateralized by non-U.S. Government debt securities, value $5,838,305, 0.00% to 10.00%, 12/1/06 to 11/30/36).(h)	5,539,928	5,539,928
Wachovia Capital Repurchase Agreement, 5.38%, due 12/1/06, maturity value $20,579,949 (collateralized by non-U.S. Government debt securities, value $21,608,463, 3.86% to 8.17%, 11/15/09 to 6/10/46).	20,576,874	20,576,874

		227,928,450
TIME DEPOSITS(d)—0.43%
Deutsche Bank AG
5.38%, 12/01/06	4,305,513	4,305,513
Rabobank Nederland NV
5.31%, 12/01/06	15,828,365	15,828,365

		20,133,878
VARIABLE & FLOATING RATE NOTES(d)—12.18%
Allstate Life Global Funding II
5.33%-5.38%, 10/15/07-12/14/07(e)	18,281,761	18,284,024
Allstate Life Global Funding Trusts
5.30%, 11/02/07	1,978,547	1,978,547
American Express Bank
5.29%, 02/28/07	7,914,182	7,914,168
American Express Centurion Bank
5.41%, 07/19/07	8,705,601	8,711,977
American Express Credit Corp.
5.42%, 07/05/07	2,374,255	2,375,190
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(e)	1,244,149	1,244,149
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.32%, 11/19/07(e)	5,935,637	5,935,637
ASIF Global Financing
5.41%, 05/03/07(e)	791,418	791,602
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(e)	5,144,219	5,144,219
Bank of Ireland
5.30%-5.32%, 08/14/07-11/20/07(e)	11,475,564	11,475,915
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(e)	20,181,165	20,181,870
BMW US Capital LLC
5.32%, 12/14/07(e)	7,914,182	7,914,182

BNP Paribas
5.35%, 05/18/07(e)	14,641,237	14,641,237
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(e)	5,777,353	5,777,353
CC USA Inc.
5.37%, 07/30/07(e)	3,957,091	3,957,460
Commodore CDO Ltd.
5.47%, 06/12/07(e)	1,978,546	1,978,546
Credit Agricole SA
5.34%, 07/23/07	7,914,182	7,914,182
Credit Suisse First Boston NY
5.38%, 04/24/07	3,957,091	3,957,185
Cullinan Finance Corp.
5.36%, 04/25/07(e)	1,978,546	1,978,546
DEPFA Bank PLC
5.43%, 09/14/07	7,914,182	7,914,182
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(e)	9,101,310	9,101,682
Eli Lilly Services Inc.
5.31%, 12/31/07(e)	7,914,182	7,914,182
Fifth Third Bancorp
5.30%, 12/23/07(e)	15,828,365	15,828,365
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(e)	7,914,182	7,913,733
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-12/24/07(e)	8,309,891	8,311,275
Granite Master Issuer PLC
5.29%, 08/20/07(e)	27,699,638	27,699,638
Harrier Finance Funding LLC
5.33%-5.37%, 07/25/07-08/15/07(e)	6,331,346	6,332,020
Hartford Life Global Funding Trust
5.34%-5.41%, 07/13/07-10/15/07	11,871,273	11,872,586
HBOS Treasury Services PLC
5.46%, 11/24/07(e)	7,914,182	7,914,182
Holmes Financing PLC
5.29%, 07/16/07(e)	13,849,819	13,849,819
JP Morgan Chase & Co.
5.29%-5.39%, 07/27/07-08/02/07(h)	21,764,001	21,764,002
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(e)	5,935,637	5,935,456
Kestrel Funding LLC
5.30%, 07/11/07(e)	3,165,673	3,165,467
Kommunalkredit Austria AG
5.32%, 12/07/07(e)	4,748,509	4,748,509
Leafs LLC
5.32%, 01/22/07-02/20/07(e)	8,243,638	8,243,638
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(e)	8,705,601	8,705,208
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(e)	3,134,049	3,134,049
Marshall & Ilsley Bank
5.30%, 12/14/07	4,352,800	4,352,800
Master Funding LLC
5.35%, 04/25/07-05/25/07(e)	14,322,533	14,322,533
Metropolitan Life Global Funding I
5.33%, 08/06/07(e)	11,871,273	11,871,273
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(e)(h)	791,418	791,418
Monumental Global Funding II
5.38%, 12/27/06(e)	1,582,836	1,582,872
Mound Financing PLC
5.29%, 05/08/07(e)	7,439,331	7,439,331
Natexis Banques Populaires
5.33%-5.38%, 02/05/07-12/14/07(e)	28,491,056	28,490,795
National City Bank of Indiana
5.35%, 05/21/07	3,957,091	3,957,248
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(e)	26,116,802	26,121,318
Newcastle Ltd.
5.34%, 04/24/07(e)	2,789,749	2,789,424
Northern Rock PLC
5.36%, 08/03/07(e)	9,497,019	9,497,182

Northlake CDO I
5.46%, 09/06/07(e)	2,374,255	2,374,255
Pricoa Global Funding I
5.31%, 11/27/07	10,684,146	10,684,146
Principal Life Global Funding I
5.81%, 02/08/07	3,561,382	3,564,518
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(e)	11,475,564	11,475,393
Skandinaviska Enskilda Bank NY
5.32%, 12/18/07(e)	7,914,182	7,914,182
Strips III LLC
5.37%, 07/24/07(e)	1,764,771	1,764,771
SunTrust Bank
5.29%, 05/01/07	7,914,182	7,914,379
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(e)	19,310,605	19,309,433
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(e)	11,079,855	11,079,855
Wachovia Asset Securitization Inc.
5.31%, 12/25/06(e)	10,108,704	10,108,704
Wachovia Bank N.A.
5.36%, 05/22/07	15,828,365	15,828,365
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	5,935,637	5,938,126
Wells Fargo & Co.
5.33%, 11/15/07(e)	3,957,091	3,957,302
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(e)	5,935,637	5,935,633
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(e)	23,742,547	23,739,052
Wind Master Trust
5.31%, 07/25/07(e)	3,165,673	3,165,673

		568,473,963

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,665,354,014)		2,665,354,014

TOTAL INVESTMENTS IN SECURITIES —155.83%
(Cost: $7,248,463,662)		7,271,708,892
Other Assets, Less Liabilities —(55.83)%		(2,605,389,199)

NET ASSETS — 100.00%		$4,666,319,693

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Investments are denominated in U.S. dollars.
(c)	To-be-announced (TBA). See Note 1.
(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN TIPS BOND FUND

November 30, 2006

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—99.19%

U.S. Treasury Inflation Index Bonds
0.88%, 04/15/10(a)	$298,967,635	$285,023,785
1.63%, 01/15/15	215,644,439	206,951,811
1.88%, 07/15/13(a)	242,801,763	238,288,078
1.88%, 07/15/15(a)	189,520,391	185,386,952
2.00%, 01/15/14	236,940,731	234,054,792
2.00%, 07/15/14	219,741,708	217,080,636
2.00%, 01/15/16(a)	179,991,076	177,571,996
2.00%, 01/15/26	170,151,017	166,695,250
2.38%, 04/15/11(a)	192,691,728	193,805,486
2.38%, 01/15/25(a)	289,247,435	299,264,074
2.50%, 07/15/16	130,958,380	134,927,728
3.00%, 07/15/12	251,188,926	262,020,193
3.38%, 01/15/12(a)	86,158,684	91,072,313
3.38%, 04/15/32	53,181,278	67,635,416
3.50%, 01/15/11(a)	157,099,481	165,114,697
3.63%, 01/15/08(a)	200,475,836	202,025,514
3.63%, 04/15/28(a)	205,277,322	259,246,782
3.88%, 01/15/09(a)	157,790,773	162,488,204
3.88%, 04/15/29	236,119,980	311,217,940
4.25%, 01/15/10(a)	153,809,661	162,953,646

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,049,736,637)		4,022,825,293

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—44.45%

CERTIFICATES OF DEPOSIT(b)—0.83%
Credit Suisse First Boston NY
5.28%-5.43%, 04/23/07-08/21/07	9,385,328	$9,385,329
Societe Generale
5.33%, 12/08/06	13,407,620	13,407,620
Wells Fargo Bank N.A.
4.78%, 12/05/06	10,726,090	10,726,090

		33,519,039
COMMERCIAL PAPER(b)—8.10%
Amstel Funding Corp.
5.22%-5.27%, 12/20/06-04/17/07(c)	16,104,018	15,831,321
ASAP Funding Ltd.
5.30%, 12/11/06(c)	13,407,613	13,387,874
Aspen Funding Corp.
5.26%, 02/21/07(c)	8,714,948	8,610,533
Beta Finance Inc.
5.27%, 01/25/07(c)	2,681,523	2,659,953

Bryant Park Funding LLC
5.28%, 12/14/06(c)	4,232,783	4,224,713
CAFCO LLC
5.26%, 01/30/07(c)	6,703,806	6,645,036
Cantabric Finance LLC
5.26%, 01/25/07(c)	5,363,045	5,319,947
Charta LLC
5.27%, 12/14/06(c)	2,011,142	2,007,318
Cheyne Finance LLC
5.24%-5.26%, 02/15/07-04/23/07(c)	15,820,983	15,553,025
Concord Minutemen Capital Co. LLC
5.27%, 01/11/07(c)	1,340,761	1,332,714
Edison Asset Securitization LLC
5.21%-5.22%, 12/11/06-04/11/07(c)	15,447,581	15,327,895
Eureka Securitization
5.26%, 02/09/07(c)	16,759,516	16,588,103
Five Finance Inc.
5.19%-5.22%, 12/01/06-04/20/07(c)	12,200,928	12,075,728
Galleon Capital Corp.
5.27%, 12/18/06(c)	1,874,652	1,869,987
General Electric Capital Services Inc.
5.22%, 12/11/06(c)	1,340,761	1,338,817
Grampian Funding LLC
5.23%, 04/23/07(c)	6,033,426	5,908,083
HBOS Treasury Services PLC
5.27%, 12/15/06(c)	2,681,523	2,676,032
KKR Atlantic Funding Trust
5.32%, 01/03/07(c)	10,055,710	10,006,671
Lexington Parker Capital Co. LLC
5.18%-5.32%, 01/10/07-05/17/07(c)	44,123,917	43,730,934
Lockhart Funding LLC
5.28%, 02/09/07(c)	13,407,613	13,269,961
Monument Gardens Funding LLC
5.32%, 12/05/06(c)	13,407,613	13,399,687
Nationwide Building Society
5.21%-5.27%, 12/15/06-04/13/07	17,429,897	17,175,112
Nestle Capital Corp.
5.19%, 08/09/07(c)	8,044,568	7,753,468
Norddeutsche Landesbank
5.27%, 02/15/07	12,737,232	12,595,658
Polonius Inc.
5.26%-5.27%, 12/15/06-02/20/07(c)	7,143,576	7,091,832
Sedna Finance Inc.
5.22%, 04/17/07(c)	7,642,339	7,490,524
Societe Generale
5.18%, 05/16/07(c)	33,519,032	32,718,411
Sydney Capital Corp.
5.27%, 12/08/06(c)	319,772	319,444
Thornburg Mortgage Capital Resources
5.28%-5.30%, 12/28/06-01/17/07(c)	24,133,703	24,018,208
Three Pillars Funding Corp.
5.26%, 02/14/07(c)	7,835,275	7,749,413

		328,676,402
MEDIUM-TERM NOTES(b)—1.36%
Bank of America N.A.
5.28%, 04/20/07	3,351,903	3,351,903
Cullinan Finance Corp.
5.71%, 06/28/07(c)	10,055,710	10,055,710
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(c)	2,409,085	2,409,085

K2 USA LLC
5.39%, 06/04/07(c)	10,055,710	10,055,710
Marshall & Ilsley Bank
5.18%, 12/15/06	13,407,613	13,409,383
Sigma Finance Inc.
5.13%-5.51%, 03/30/07-06/18/07(c)	15,686,907	15,686,906

		54,968,697
MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
5.25%(d)(e)	2,453,921	2,453,921

		2,453,921
REPURCHASE AGREEMENTS(b)—9.52%
Banc of America Securities LLC Repurchase Agreement, 5.36%, due 12/1/06, maturity value $26,819,217 (collateralized by non-U.S. Government debt securities, value $27,623,192, 6.63% to 8.88%, 4/15/08 to 7/1/12).	$26,815,225	26,815,225
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.31%, due 12/1/06, maturity value $40,228,771 (collateralized by non-U.S. Government debt securities, value $41,032,593, 0.00% to 7.00%, 9/1/18 to 11/1/36).	40,222,838	40,222,838
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.37%, due 12/1/06, maturity value $20,114,419 (collateralized by non-U.S. Government debt securities, value $22,125,373, 0.00% to 10.00%, 12/20/07 to 11/25/46).	20,111,419	20,111,419
BNP Securities Corp. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $1,340,961 (collateralized by non-U.S. Government debt securities, value $1,381,160, 4.62%, 5/17/07).	1,340,761	1,340,761
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $46,933,631 (collateralized by non-U.S. Government debt securities, value $49,279,238, 4.11% to 5.66%, 5/25/34 to 9/25/45).	46,926,644	46,926,644
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.42%, due 12/1/06, maturity value $14,750,594 (collateralized by non-U.S. Government debt securities, value $16,452,065, 0.00% to 10.00%, 6/1/28 to 11/16/36).	14,748,374	14,748,374
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $8,045,788 (collateralized by non-U.S. Government debt securities, value $8,858,804, 0.00% to 10.00%, 6/1/28 to 11/16/36).	8,044,568	8,044,568
Goldman Sachs & Co. Inc. Repurchase Agreement, 5.35%, due 12/1/06, maturity value $26,819,210 (collateralized by non-U.S. Government debt securities, value $28,159,564, 3.52% to 7.38%, 6/15/10 to 12/12/44).	26,815,225	26,815,225

Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $13,409,609 (collateralized by non-U.S. Government debt securities, value $13,717,731, 0.00% to 10.00%, 12/6/06 to 1/1/10).	13,407,613	13,407,613
Goldman Sachs Group Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $6,704,804 (collateralized by non-U.S. Government debt securities, value $7,039,891, 3.52% to 7.38%, 6/15/10 to 12/12/44).	6,703,806	6,703,806
Goldman Sachs Group Inc. Repurchase Agreement, 5.46%, due 12/1/06, maturity value $8,045,788 (collateralized by non-U.S. Government debt securities, value $8,407,641, 0.00% to 10.00%, 12/6/06 to 1/1/10).	8,044,568	8,044,568
HSBC Securities Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $6,704,804 (collateralized by non-U.S. Government debt securities, value $7,040,428, 5.28% to 5.34%, 7/1/24 to 5/1/46).	6,703,806	6,703,806
JP Morgan Securities Inc. Repurchase Agreement, 5.41%, due 12/1/06, maturity value $3,352,407 (collateralized by non-U.S. Government debt securities, value $3,520,493, 4.75% to 9.63%, 12/1/09 to 5/1/11).	3,351,903	3,351,903
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $26,819,217 (collateralized by non-U.S. Government debt securities, value $28,159,913, 0.00% to 9.45%, 1/18/11 to 12/20/54).	26,815,225	26,815,225
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.36%, due 12/1/06, maturity value $40,228,827 (collateralized by non-U.S. Government debt securities, value $42,450,866, 0.00% to 10.38%, 6/1/07 to 3/15/32).	40,222,838	40,222,838
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.39%, due 12/1/06, maturity value $20,114,430 (collateralized by non-U.S. Government debt securities, value $20,908,635, 0.00% to 10.38%, 6/1/07 to 3/15/32).	20,111,419	20,111,419
Morgan Stanley Repurchase Agreement, 5.36%, due 12/1/06, maturity value $13,409,609 (collateralized by non-U.S. Government debt securities, value $14,186,545, 5.40% to 6.45%, 4/22/21 to 9/11/41).	13,407,613	13,407,613
Morgan Stanley Repurchase Agreement, 5.46%, due 12/1/06, maturity value $18,103,022 (collateralized by non-U.S. Government debt securities, value $18,709,726, 0.00% to 10.00%, 12/1/06 to 11/30/36).	18,100,277	18,100,277
Morgan Stanley Repurchase Agreement, 5.51%, due 6/4/07, maturity value $9,652,514 (collateralized by non-U.S. Government debt securities, value $9,890,817, 0.00% to 10.00%, 12/1/06 to 11/30/36).(f)	9,385,329	9,385,329

Wachovia Capital Repurchase Agreement, 5.38%, due 12/1/06, maturity value $34,865,003 (collateralized by non-U.S. Government debt securities, value $36,607,434, 3.86% to 8.17%, 11/15/09 to 6/10/46).	34,859,793	34,859,793

		386,139,244
TIME DEPOSITS(b)—0.84%
Deutsche Bank AG
5.38%, 12/01/06	7,294,076	7,294,076
Rabobank Nederland NV
5.31%, 12/01/06	26,815,225	26,815,225

		34,109,301
VARIABLE & FLOATING RATE NOTES(b)—23.74%
Allstate Life Global Funding II
5.33%-5.38%, 10/15/07-12/14/07(c)	30,971,585	30,975,419
Allstate Life Global Funding Trusts
5.30%, 11/02/07	3,351,903	3,351,903
American Express Bank
5.29%, 02/28/07	13,407,613	13,407,588
American Express Centurion Bank
5.41%, 07/19/07	14,748,374	14,759,177
American Express Credit Corp.
5.42%, 07/05/07	4,022,284	4,023,868
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07(c)	2,107,743	2,107,743
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.32%, 11/19/07(c)	10,055,710	10,055,710
ASIF Global Financing
5.41%, 05/03/07(c)	1,340,761	1,341,072
Australia & New Zealand Banking Group Ltd.
5.32%, 11/23/07(c)	8,714,948	8,714,948
Bank of Ireland
5.30%-5.32%, 08/14/07-11/20/07(c)	19,441,038	19,441,632
Beta Finance Inc.
5.29%-5.41%, 04/25/07-07/25/07(c)	34,189,412	34,190,605
BMW US Capital LLC
5.32%, 12/14/07(c)	13,407,613	13,407,613
BNP Paribas
5.35%, 05/18/07(c)	24,804,084	24,804,084
Carlyle Loan Investment Ltd.
5.37%, 04/13/07-07/15/07(c)	9,787,557	9,787,557
CC USA Inc.
5.37%, 07/30/07(c)	6,703,806	6,704,431
Commodore CDO Ltd.
5.47%, 06/12/07(c)	3,351,903	3,351,903
Credit Agricole SA
5.34%, 07/23/07	13,407,613	13,407,613
Credit Suisse First Boston NY
5.38%, 04/24/07	6,703,806	6,703,965
Cullinan Finance Corp.
5.36%, 04/25/07(c)	3,351,903	3,351,903
DEPFA Bank PLC
5.43%, 09/14/07	13,407,613	13,407,613
Dorada Finance Inc.
5.34%-5.41%, 06/27/07-07/17/07(c)	15,418,755	15,419,385
Eli Lilly Services Inc.
5.31%, 12/31/07(c)	13,407,613	13,407,613

Fifth Third Bancorp
5.30%, 12/23/07(c)	26,815,225	26,815,225
Five Finance Inc.
5.32%-5.37%, 12/01/06-07/13/07(c)	13,407,613	13,406,850
General Electric Capital Corp.
5.28%-5.45%, 07/09/07-12/24/07(c)	14,077,993	14,080,338
Granite Master Issuer PLC
5.29%, 08/20/07(c)	46,926,644	46,926,644
Harrier Finance Funding LLC
5.33%-5.37%, 07/25/07-08/15/07(c)	10,726,090	10,727,232
Hartford Life Global Funding Trust
5.34%-5.41%, 07/13/07-10/15/07	20,111,419	20,113,643
HBOS Treasury Services PLC
5.46%, 11/24/07(c)	13,407,613	13,407,613
Holmes Financing PLC
5.29%, 07/16/07(c)	23,463,322	23,463,322
JP Morgan Chase & Co.
5.29%-5.39%, 07/27/07-08/02/07(f)	36,870,935	36,870,935
K2 USA LLC
5.20%-5.33%, 04/02/07-06/28/07(c)	10,055,710	10,055,402
Kestrel Funding LLC
5.30%, 07/11/07(c)	5,363,045	5,362,697
Kommunalkredit Austria AG
5.32%, 12/07/07(c)	8,044,568	8,044,568
Leafs LLC
5.32%, 01/22/07-02/20/07(c)	13,965,751	13,965,751
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(c)	14,748,374	14,747,709
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07(c)	5,309,469	5,309,469
Marshall & Ilsley Bank
5.30%, 12/14/07	7,374,187	7,374,187
Master Funding LLC
5.35%, 04/25/07-05/25/07(c)	24,264,159	24,264,159
Metropolitan Life Global Funding I
5.33%, 08/06/07(c)	20,111,419	20,111,419
Metropolitan Life Insurance Funding Agreement
5.45%, 08/01/07(c)(f)	1,340,761	1,340,761
Monumental Global Funding II
5.38%, 12/27/06(c)	2,681,523	2,681,583
Mound Financing PLC
5.29%, 05/08/07(c)	12,603,156	12,603,156
Natexis Banques Populaires
5.33%-5.38%, 02/05/07-12/14/07(c)	48,267,406	48,266,964
National City Bank of Indiana
5.35%, 05/21/07	6,703,806	6,704,073
Nationwide Building Society
5.35%-5.49%, 07/20/07-10/26/07(c)	44,245,122	44,252,774
Newcastle Ltd.
5.34%, 04/24/07(c)	4,726,183	4,725,632
Northern Rock PLC
5.36%, 08/03/07(c)	16,089,135	16,089,413
Northlake CDO I
5.46%, 09/06/07(c)	4,022,284	4,022,284
Pricoa Global Funding I
5.31%, 11/27/07	18,100,277	18,100,277
Principal Life Global Funding I
5.81%, 02/08/07	6,033,426	6,038,738
Sedna Finance Inc.
5.33%-5.36%, 05/25/07-08/21/07(c)	19,441,038	19,440,749
Skandinaviska Enskilda Bank NY
5.32%, 12/18/07(c)	13,407,613	13,407,613
Strips III LLC
5.37%, 07/24/07(c)	2,989,742	2,989,742

SunTrust Bank
5.29%, 05/01/07	13,407,613	13,407,946
Tango Finance Corp.
5.27%-5.35%, 04/25/07-07/16/07(c)	32,714,575	32,712,589
Union Hamilton Special Funding LLC
5.36%-5.39%, 12/21/06-03/28/07(c)	18,770,658	18,770,658
Wachovia Asset Securitization Inc.
5.31%, 12/25/06(c)	17,125,407	17,125,407
Wachovia Bank N.A.
5.36%, 05/22/07	26,815,225	26,815,225
Wal-Mart Stores Inc.
5.50%, 07/16/07(c)	10,055,710	10,059,926
Wells Fargo & Co.
5.33%, 11/15/07(c)	6,703,806	6,704,164
WhistleJacket Capital Ltd.
5.28%-5.35%, 04/18/07-06/13/07(c)	10,055,710	10,055,703
White Pine Finance LLC
5.28%-5.32%, 05/22/07-08/20/07(c)	40,222,838	40,216,917
Wind Master Trust
5.31%, 07/25/07(c)	5,363,045	5,363,045

		963,065,847

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,802,932,451)		1,802,932,451

TOTAL INVESTMENTS IN SECURITIES —143.64%
(Cost: $5,852,669,088)		5,825,757,744
Other Assets, Less Liabilities —(43.64)%		(1,769,893,208)

NET ASSETS —100.00%		$4,055,864,536

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(c)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	The investment adviser has determined that this security or a portion of these securities is illiquid.

See accompanying notes to the schedules of investments.

Notes to the Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of November 30, 2006, the Trust offered 93 investment portfolios or funds.

These notes relate only to the schedules of investments for the iShares iBoxx $ Investment Grade Corporate Bond Fund (formerly iShares GS $ InvesTopTM Corporate Bond Fund), iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund, iShares Lehman Aggregate Bond Fund and iShares Lehman TIPS Bond Fund (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Lehman Aggregate Bond Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover, higher transaction costs and to allocate larger short-term capital gain distributions to shareholders. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

FEDERAL INCOME TAXES

As of November 30, 2006, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ Investment Grade Corporate	$2,631,676,100	$44,759,842	$(6,135,749)	$38,624,093
Lehman 1-3 Year Treasury	8,100,733,306	13,797,470	(12,968,350)	829,120
Lehman 7-10 Year Treasury	2,731,357,878	20,519,622	(9,547,083)	10,972,539
Lehman 20+ Year Treasury	1,912,905,052	2,346,196	(7,954,568)	(5,608,372)
Lehman Aggregate	7,267,419,456	29,803,391	(25,513,955)	4,289,436
Lehman TIPS	5,866,955,136	3,029,981	(44,227,373)	(41,197,392)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF, and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF, and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF, and TMMF are declared daily and paid monthly from net investment income.

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the three quarters ended November 30, 2006.

iShares Bond Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
iBoxx $ Investment Grade Corporate
PMMF	—	63,724	50,770	12,954	$12,953,985	$181,659
Lehman 1-3 Year Treasury
PMMF	—	130,905	87,469	43,436	43,435,964	274,045
Lehman 7-10 Year Treasury
PMMF	—	65,276	42,284	22,992	22,991,622	145,389
Lehman 20+ Year Treasury
PMMF	—	58,220	43,031	15,189	15,189,039	136,734
Lehman Aggregate
PMMF	1,011,836	801,434	210,694	1,602,576	1,602,576,048	47,848,523
Lehman TIPS
PMMF	—	92,312	89,858	2,454	2,453,921	147,751

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of November 30, 2006, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities.

Item 2.	Controls and Procedures.

	(a)	The Principal Executive Officer and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

	(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date: January 26, 2007

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date: January 26, 2007